RECEIVABLE FACTORING (Details Narrative) - Facility Agreement [Member] - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest bearing loans	$ 366,179		$ 667,640	$ 272,108
Effective interest rate	9.90%		10.00%	10.00%
Weighted average interest rate	9.90%		10.00%	10.00%
Interest expense	$ 46,460	$ 56,021	$ 76,496	$ 138,260